Consolidated Statement of Changes in Shareholders' Equity - CAD ($)	Number of Common shares [Member]	Share Subscriptions [Member]	Contributed surplus [Member]	Deficit [Member]	Accumulated other comprehensive income [Member]	Deficiency Attributable to Equity Shareholders of the Company [Member]	Non-controlling Interests	Total
Balance at Dec. 31, 2014	$ 4,300			$ (21,151)		$ (16,851)		$ (16,851)
Balance, shares at Dec. 31, 2014	10,000
Net loss				(292,004)	(9,179)	(301,183)		(301,183)
Balance at Dec. 31, 2015	$ 4,300			(313,155)	(9,179)	(318,034)		(318,034)
Balance, shares at Dec. 31, 2015	10,000
Net loss								(292,004)
Balance at Dec. 31, 2016	$ 4,300			(313,155)	(9,179)	(318,034)		(318,034)
Balance, shares at Dec. 31, 2016	10,000
Exercise of stock options	$ 5,401,212		(2,715,213)			2,685,999		2,685,999
Exercise of stock options, shares	11,130,435
Exercise of warrants	$ 1,132,340					1,132,340		1,132,340
Exercise of warrants, shares	3,774,466
Shares issued for services	$ 340,000					$ 340,000		$ 340,000
Shares issued for services, shares	1,000,000
Derecognition of Tower Three shares	(10,000)
Shares issuance to Tower Three shareholders	30,000,000
Recognition of shares issued to Tower One shareholders	$ 1,010,383					$ 1,010,383		$ 1,010,383
Recognition of shares issued to Tower One shareholders, shares	6,735,885
Shares issued to Rojo (Note 13(a))	$ 175,000					175,000		175,000
Shares issued to Rojo (Note 13(a)), shares	500,000
Share issued for acquisition of Evotech	$ 480,000					480,000		480,000
Share issued for acquisition of Evotech, shares	1,500,000
Acquisition of Evotech							509,524	509,524
Shares issued for cash, net	$ 2,092,651		142,319			2,234,970		2,234,970
Shares issued for cash, net, shares	15,484,912
Share subscriptions received		170,000				170,000		170,000
Share subscriptions received, shares
Share-based compensation			3,917,778			3,917,778		3,917,778
Net loss				(9,583,550)		(9,583,550)	(280,127)	(9,863,677)
Other comprehensive loss					(18,120)	(18,120)	(41,241)	(59,631)
Balance at Dec. 31, 2017	$ 10,635,886	170,000	1,344,884	(9,896,705)	(27,299)	2,226,766	188,156	2,414,922
Balance, shares at Dec. 31, 2017	70,125,698
Exercise of stock options	$ 2,460,301	(200,000)	(1,200,301)			1,060,000		1,060,000
Exercise of stock options, shares	5,600,000
Exercise of warrants	$ 2,166,300					2,166,300		2,166,300
Exercise of warrants, shares	8,665,201
Shares issued for services	$ 110,395					110,395		110,395
Shares issued for services, shares	525,690
Shares issued for subscriptions received	$ 30,000	(30,000)
Shares issued for subscriptions received, shares	142,857
Shares issued for debt	$ 156,000					156,000		156,000
Shares issued for debt, shares	780,000
Shares issued for acquisition of Mexmaken	$ 1,312,500					1,312,500	145,833	1,458,333
Shares issued for acquisition of Mexmaken, shares	7,500,000
Share-based compensation			1,913,692			1,913,692		1,913,692
Subscriptions received		30,000				30,000		30,000
Shares issued	$ 5,000					5,000		5,000
Shares issued, shares	50,000
Fair value of warrants issued for Bond issuance cost			28,514			28,514		28,514
Equity portion of convertible debentures			2,673			2,673		2,673
Net loss				(8,893,005)		(8,893,005)	205,298	(8,687,707)
Other comprehensive loss					(326,928)	(326,928)	(153,204)	(480,132)
Balance at Dec. 31, 2018	$ 16,876,382	$ (30,000)	$ 2,089,462	$ (18,789,710)	$ (354,227)	$ (208,093)	$ 386,083	$ 177,990
Balance, shares at Dec. 31, 2018	93,389,446